BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Other current financial liabilities	$ 708,470	$ 348,905
Current lease liabilities	55,823	55,851
Trade and other current payables	1,043,241	745,971
Accounts payable to related companies	9,437	10,563
Other short-term provisions	3,055	1,837
Current tax liabilities	30,405	27,565
Current provisions for employee benefits	7,501	6,669
Other current non-financial liabilities	73,643	165,589
Total current liabilities	1,931,575	1,362,950
Other non-current financial liabilities	6,939,288	5,721,712
Non-current lease liabilities	959,237	672,139
Other non-current payables	53,713	35,310
Non-current accounts payable to related companies	23,924	26,207
Other long-term provisions	38,588	33,121
Deferred tax liabilities	1,550,057	1,469,512	$ 1,543,624
Non-current provisions for employee benefits	87,359	77,634
Other non-current non-financial liabilities	30,288	37,012
Total non-current liabilities	9,689,710	8,072,647
Total liabilities	11,621,285	9,435,597	$ 9,901,335
Current tax liabilities, non-current	7,256	0
US dollars [Member]
Statement [Line Items]
Other current financial liabilities	236,724	191,900
Current lease liabilities	16,279	13,273
Trade and other current payables	156,792	188,747
Accounts payable to related companies	559	426
Other short-term provisions	116	490
Current tax liabilities	8,691	3,086
Current provisions for employee benefits	13	0
Other current non-financial liabilities	17,890	125,483
Total current liabilities	437,064	523,405
Other non-current financial liabilities	4,022,076	3,534,436
Non-current lease liabilities	129,212	120,661
Other non-current payables	24,952	23,942
Non-current accounts payable to related companies	23,924	26,207
Other long-term provisions	23,482	0
Deferred tax liabilities	1,507,901	1,443,086
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	5,735,802	5,148,332
Total liabilities	6,172,866	5,671,737
Current tax liabilities, non-current	4,255
Euro [Member]
Statement [Line Items]
Other current financial liabilities	76,916	67,987
Current lease liabilities	110	113
Trade and other current payables	37,180	21,414
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	17,598	12,092
Current provisions for employee benefits	0	0
Other current non-financial liabilities	150	94
Total current liabilities	131,954	101,700
Other non-current financial liabilities	217,535	255,430
Non-current lease liabilities	213	295
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	217,748	255,725
Total liabilities	349,702	357,425
Current tax liabilities, non-current	0
Brazilian Real [Member]
Statement [Line Items]
Other current financial liabilities	109,184	36,538
Current lease liabilities	16,052	13,435
Trade and other current payables	428,735	78,396
Accounts payable to related companies	0	3,007
Other short-term provisions	1,514	0
Current tax liabilities	72	1,184
Current provisions for employee benefits	0	0
Other current non-financial liabilities	30,553	21,938
Total current liabilities	586,110	154,498
Other non-current financial liabilities	83,803	164,899
Non-current lease liabilities	778,083	490,778
Other non-current payables	19,558	3,266
Non-current accounts payable to related companies	0	0
Other long-term provisions	6,879	6,785
Deferred tax liabilities	29,700	21,645
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	29,506	36,075
Total non-current liabilities	947,529	723,448
Total liabilities	1,533,639	877,946
Current tax liabilities, non-current	0
Argentine Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	0	0
Trade and other current payables	41,240	47,373
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	2,791	8,252
Current provisions for employee benefits	0	0
Other current non-financial liabilities	6,380	6,714
Total current liabilities	50,411	62,339
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	2,803	26,294
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	65	64
Total non-current liabilities	5,869	26,358
Total liabilities	56,280	88,697
Current tax liabilities, non-current	3,001
Mexican Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	428	584
Trade and other current payables	23,199	24,199
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	974	2,951
Current provisions for employee benefits	0	0
Other current non-financial liabilities	7,156	2,999
Total current liabilities	31,757	30,733
Other non-current financial liabilities	0	0
Non-current lease liabilities	549	523
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	5,424	0
Deferred tax liabilities	7,297	4,781
Non-current provisions for employee benefits	1,574	1,211
Other non-current non-financial liabilities	0	0
Total non-current liabilities	14,844	6,515
Total liabilities	46,601	37,248
Current tax liabilities, non-current	0
Other Country Currencies [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	341	965
Trade and other current payables	30,083	16,411
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	279	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	49	9
Total current liabilities	30,752	17,385
Other non-current financial liabilities	0	0
Non-current lease liabilities	257	49
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	5,159	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	5,416	49
Total liabilities	36,168	17,434
Current tax liabilities, non-current	0
Chilean Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	16,430	22,582
Trade and other current payables	285,349	331,286
Accounts payable to related companies	8,878	7,130
Other short-term provisions	21	111
Current tax liabilities	0	0
Current provisions for employee benefits	7,488	6,669
Other current non-financial liabilities	11,465	8,328
Total current liabilities	329,631	376,106
Other non-current financial liabilities	0	0
Non-current lease liabilities	33,567	43,238
Other non-current payables	9,203	8,102
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	42
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	85,785	76,423
Other non-current non-financial liabilities	717	873
Total non-current liabilities	129,272	128,678
Total liabilities	458,903	504,784
Current tax liabilities, non-current	0
Unidad de Fomento [Member]
Statement [Line Items]
Other current financial liabilities	285,646	52,480
Current lease liabilities	6,183	4,899
Trade and other current payables	40,663	38,145
Accounts payable to related companies	0	0
Other short-term provisions	1,404	1,236
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	24
Total current liabilities	333,896	96,784
Other non-current financial liabilities	2,615,874	1,766,947
Non-current lease liabilities	17,356	16,595
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	2,633,230	1,783,542
Total liabilities	2,967,126	$ 1,880,326
Current tax liabilities, non-current	$ 0